Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Derivative instruments and hedging activities
Derivative liability position with credit-risk-related contingent features	¥ 406	¥ 474
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	314	387
Additional collateral required to be posted, aggregate fair value	¥ 3	¥ 7